UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811- 3097

Smith Barney Managed Municipals Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Smith Barney Fund Management LLC

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: February 28

Date of reporting period: November 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

SMITH BARNEY MANAGED MUNICIPALS FUND

FORM N-Q

NOVEMBER 30, 2004

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Alabama - 0.7%
		Huntsville, AL Solid Waste Disposal Authority & Resource Recovery Revenue, MBIA-Insured:
$4,940,000	AAA	5.500% due 10/1/13 (b)	$5,377,733
8,880,000	AAA	5.500% due 10/1/14 (b)	9,623,434
4,000,000	Aaa*	Southeast, AL Gas District System Revenue, Series A, AMBAC-Insured, 5.625% due 6/1/25	4,345,240

			19,346,407

Arizona - 1.8%
		Maricopa County, AZ IDA, MFH Revenue:
400,000	A	Laguna Point Apartments Project, 6.500% due 7/1/09	408,372
3,500,000	AAA	Series A, (Call 10/1/05 @ 102), 6.500% due 10/1/25 (c)	3,698,310
14,000,000	AAA	Mesa, AZ IDA, Discovery Health Systems Revenue, Series A, MBIA-Insured, 5.625% due 1/1/19 ++	15,224,160
		Phoenix, AZ Civic Improvement Corp.:
		Airport Revenue, Jr. Lien, FGIC-Insured:
2,500,000	AAA	5.250% due 7/1/21 (b)	2,551,150
6,650,000	AAA	5.375% due 7/1/29 (b)	6,734,987
2,500,000	AAA	Excise Tax Revenue, (Municipal Courthouse Project), Sr. Lien, Series A, 5.250% due 7/1/24	2,641,725
		Salt River Project, AZ Agricultural Improvement & Power District, Electric System Revenue:
3,375,000	AA	Series A, 5.000% due 1/1/23	3,520,631
2,500,000	AA	Series B, 5.000% due 1/1/31	2,534,725
225,000	N/R	Scottsdale, AZ IDA Revenue, Westminster Village Inc., First Mortgage, Series A, (Call 6/1/05 @ 102), 8.250% due 6/1/15 (c)	236,201
		University of Arizona COP, AMBAC-Insured:
		Series A:
1,525,000	AAA	5.000% due 6/1/19	1,608,768
725,000	AAA	5.000% due 6/1/20	761,482
5,435,000	AAA	Series B, (University of Arizona Project), 5.000% due 6/1/28	5,532,830

			45,453,341

Arkansas - 0.2%
4,345,000	Aaa*	Little Rock, AR School District GO, Series B, FSA-Insured, 5.500% due 2/1/30	4,587,886

California - 10.0%
4,180,000	AAA	Brea, CA Redevelopment Agency, Tax Allocation, (Redevelopment Project, Area AB), Series A, AMBAC-Insured, 5.000% due 8/1/23	4,338,631
3,000,000	Ba1*	California Educational Facilities Authority Revenue, (Pooled College & University Project), Series A, (Call 7/1/08 @ 101), 5.625% due 7/1/23 (c)	2,798,580
4,000,000	AA-	California Health Facilities Finance Authority Revenue, Sutter Health, Series A, 6.250% due 8/15/35	4,421,680
		California Infrastructure & Economic Development Bank Revenue:
5,000,000	AAA	Bay Area Toll Bridges Seismic Retrofit, First Lien, Series A, FGIC-Insured, 5.000% due 7/1/25	5,154,550
2,100,000	AAA	Los Angeles County Department of Public Social Services Facility, AMBAC-Insured, 5.750% due 9/1/23	2,357,166

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
California - 10.0% (continued)
$640,000	A-1+	Rand Corp., Series B, 1.630% due 4/1/42 (d)	$640,000
4,875,000	AAA	California State Department of Veteran Affairs, Home Purchase Revenue, Series A, AMBAC-Insured, 5.300% due 12/1/21	5,092,815
3,730,000	AAA	California State Department of Water Resources, Water Revenue, Series W, FSA-Insured, 5.125% due 12/1/24	3,891,285
18,500,000	AA-	California State Economic Recovery, Series A, 5.000% due 7/1/08 ++	20,053,260
1,810,000	AAA	California Statewide Communities Development Authority, Health Facility Revenue, Community Hospital of the Monterey Peninsula, Series B, FSA-Insured, 5.250& due 6/1/23	1,916,736
16,260,000	AAA	Castaic Lake Water Agency COP, Series A, MBIA-Insured, 5.250% due 8/1/23 ++	17,294,136
5,000,000	AAA	Contra Costa County, CA MFH Revenue, (Crescent Park Apartments Project), Series B, GNMA-Collateralized, 7.800% due 6/20/34	5,231,150
3,655,000	AAA	Cucamonga County, CA Water District COP, FGIC-Insured, 5.125% due 9/1/31	3,742,683
		Department of Water and Power of the City of Los Angeles, Power System Revenue, Series B, FSA-Insured:
1,500,000	AAA	5.000% due 7/1/23	1,562,580
3,920,000	AAA	5.000% due 7/1/25	4,041,167
7,850,000	AAA	5.000% due 7/1/26	8,052,295
5,000,000	AAA	Fresno County, CA Financing Authority, Solid Waste Revenue, (American Avenue Landfill Project), MBIA-Insured, 5.750% due 5/15/14	5,179,150
		Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-Backed Bonds, Series 2003A-1:
50,000,000	BBB	6.750% due 6/1/39 ++	50,063,500
2,750,000	BBB	6.625% due 6/1/40	2,711,170
3,000,000	AAA	Inglewood, CA Public Financing Authority Revenue, Series A, AMBAC-Insured, 5.250% due 8/1/21	3,225,030
		Long Beach, CA Revenue, (Aquarium of the Pacific Project), Series A:
465,000	AAA	Escrowed to maturity with state and local government securities, 5.750% due 7/1/05	474,905
1,200,000	AAA	Pre-Refunded—Escrowed with state and local government securities to 7/1/05 Call @ 102, 5.750% due 7/1/06	1,249,284
9,925,000	AAA	Los Angeles County, CA COP, Antelope Valley Courthouse, Series A, AMBAC-Insured, 5.250% due 11/1/33	10,286,369
3,500,000	AAA	The Metropolitan Water District of Southern CA, Water Revenue, Series B-2, FGIC-Insured, 5.000% due 10/1/24	3,639,055
		Modesto, CA Irrigation District COP, Capital Improvements, Series A, FSA-Insured:
1,535,000	AAA	5.000% due 7/1/20	1,609,463
2,210,000	AAA	5.000% due 7/1/21	2,307,572
1,680,000	AAA	5.000% due 7/1/22	1,746,898
5,000,000	Aaa*	Monterey County, CA COP, Master Plan Financing, MBIA-Insured, 5.000% due 8/1/26	5,076,050
10,785,000	AAA	Novato, CA Unified School District, FGIC-Insured, 5.000% due 8/1/26	11,039,202
		Orange County, CA Refunding Recovery, Series A, MBIA-Insured:
1,000,000	AAA	COP, 6.000% due 7/1/08	1,117,960
1,000,000	AAA	Motor Vehicle Fee Withholding, 6.000% due 6/1/09	1,137,430

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
California - 10.0% (continued)
$3,000,000	AAA	Pomona, CA Public Financing Authority Revenue, (Merged Redevelopment Project), Series AD, MBIA-Insured, 5.000% due 2/1/27	$3,031,470
		Rancho Cucamonga, CA Redevelopment Agency, Tax Allocation, (Rancho Redevelopment Project), MBIA-Insured:
5,000,000	AAA	5.125% due 9/1/30	5,095,200
1,000,000	AAA	Housing Set-Aside, 5.250% due 9/1/26	1,029,680
		The Regents of the University of California, General Revenues, Series A, AMBAC-Insured:
4,000,000	AAA	5.000% due 5/15/23	4,164,880
3,750,000	AAA	5.000% due 5/15/24	3,885,825
4,000,000	AAA	5.000% due 5/15/25	4,122,160
6,000,000	AAA	5.000% due 5/15/26	6,153,660
2,025,000	AA-	Sacramento, CA City Financing Authority Revenue, Capital Improvement, 5.600% due 6/1/25	2,183,051
16,675,000	AAA	San Francisco, CA City & County Airports Commission, International Airports Revenue, Second Series 27B, FGIC-Insured, 5.125% due 5/1/26 ++	17,202,264
		San Francisco, CA City & County COP, San Bruno Jail No. 3, AMBAC-Insured:
3,000,000	AAA	5.250% due 10/1/20	3,233,310
5,000,000	AAA	5.250% due 10/1/26	5,178,050
5,000,000	AAA	San Jose, CA Redevelopment Agency, Tax Allocation, (Merged Area Redevelopment Project), MBIA-Insured, 5.000% due 8/1/24	5,106,750
		San Jose, CA Unified School District GO, Santa Clara County, Series D, FSA-Insured:
4,580,000	Aaa*	5.000% due 8/1/21	4,826,083
3,000,000	Aaa*	5.125% due 8/1/25	3,110,190
1,515,000	AAA	Victorville, CA Multi-Family Revenue, Wimbledon Apartments, Series A, GNMA-Collateralized, 6.150% due 4/20/16	1,574,221

			261,348,546

Colorado - 4.0%
		Arapahoe County, CO Capital Improvement Trust Fund, Highway Revenue, Series E, Remarketed 8/31/95:
7,000,000	AAA	Call 8/31/05 @ 20.863, zero coupon to yield 7.660% due 8/31/26 (c)	1,437,660
18,000,000	AAA	Call 8/31/05 @ 103, 7.000%, due 8/31/26 (c) +	19,197,180
1,000,000	A	Aspen, CO Sales Tax Revenue, 5.250% due 11/1/15	1,060,690
		Colorado Educational & Cultural Facilities Authority Revenue Refunding and Improvement, (University of Denver Project), AMBAC-Insured:
2,815,000	AAA	5.250% due 3/1/18	3,020,411
5,810,000	AAA	5.300% due 3/1/19	6,243,252
3,245,000	AAA	5.500% due 3/1/21	3,569,727
12,500,000	AAA	Colorado Health Facilities Authority Revenue, Series B, Remarketed 7/8/98, 5.350% due 8/1/15 (e)	13,132,375
25,000,000	A	Denver, CO City & County Airport Revenue, Series A, 14.000% due 11/15/08 (b)++	32,692,500
		Denver, CO City & County COP, Series B, AMBAC-Insured, (Call 12/1/10 @ 101):

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Colorado - 4.0% (continued)
$6,655,000	AAA	5.750% due 12/1/17 (c)	$7,664,364
7,420,000	AAA	5.500% due 12/1/21 (c)	8,444,702
4,000,000	AAA	5.500% due 12/1/25 (c)	4,552,400
2,000,000	AAA	Golden, CO Sales & Use Tax Revenue, Series B, AMBAC-Insured, 5.100% due 12/1/20	2,113,080
1,000,000	AAA	Highlands Ranch, CO Metropolitan District No. 2, FSA-Insured, 6.500% due 6/15/10	1,166,670

			104,295,011

Connecticut - 2.7%
		Connecticut State Airport Revenue, Bradley International Airport, FGIC Insured:
2,550,000	AAA	5.000% due 10/1/08	2,754,127
4,715,000	AAA	5.000% due 10/1/09	5,144,584
1,435,000	AAA	5.000% due 10/1/10	1,572,071
15,000,000	AAA	Connecticut State Health & Educational Facilities Authority Revenue, Yale University, Series W, 5.125% due 7/1/27 ++	15,402,150
		Mashantucket Western Pequot Tribe, CT Special Revenue:
		Series A:
495,000	AAA	6.500% due 9/1/05 (e)(f)	511,469
4,000,000	Baa3*	5.500% due 9/1/28 (f)	4,053,560
		Series B:
1,000,000	Baa3*	5.550% due 9/1/08 (f)	1,065,150
2,000,000	Baa3*	5.700% due 9/1/12 (f)	2,106,660
6,500,000	Baa3*	5.750% due 9/1/18 (f)	6,803,160
		South Central, CT Regional Water Authority, Water System Revenue, 16th Series, AMBAC-Insured:
2,715,000	AAA	5.375% due 8/1/25	2,899,783
7,920,000	AAA	5.375% due 8/1/30	8,397,338
		University of Connecticut GO, Series A:
3,905,000	AA	5.000% due 4/1/20	4,115,167
4,500,000	AA	5.000% due 4/1/21	4,707,450
		Waterbury, CT GO, Series A, FSA-Insured:
3,435,000	AAA	5.000% due 4/1/18	3,657,863
1,925,000	AAA	5.000% due 4/1/19	2,033,589
2,500,000	AAA	5.000% due 4/1/20	2,623,275
2,000,000	AAA	5.000% due 4/1/21	2,092,200
1,225,000	AAA	5.125% due 4/1/22	1,289,447

			71,229,043

Delaware - 0.0%
250,000	Aaa*	Delaware State EDA Revenue, Osteopathic Hospital Association, Series A, 6.750% due 1/1/13 (e)	297,910

District of Columbia - 0.9%
		District of Columbia GO, Series A:
1,125,000	AAA	MBIA Insured, 5.000% due 6/1/15	1,182,803
4,000,000	AAA	FSA Insured, 5.000% due 6/1/27	4,045,600
		District of Columbia Revenue:
3,000,000	AAA	American Association for the Advancement of Science Revenue, AMBAC Insured, 5.250% due 1/1/16 ++	3,227,070

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
District of Columbia - 0.9% (continued)
		Georgetown University, MBIA-Insured, Converted 5/1/98:
$3,900,000	AAA	Series D, 5.350% due 4/1/16	$4,242,732
		Series E:
3,700,000	AAA	5.350% due 4/1/17	4,019,865
5,300,000	AAA	5.350% due 4/1/18	5,753,097

			22,471,167

Florida - 4.7%
		Boynton Beach, FL MFH Revenue, Clipper Cove Apartments, (Pre-Refunded — Escrowed with state and local government securities to 1/1/06 Call @ 102):
750,000	AAA	6.350% due 7/1/16	798,443
1,325,000	AAA	6.400% due 7/1/21	1,411,284
		Broward County, FL GO:
1,750,000	AA+	12.500% due 1/1/05	1,764,263
2,000,000	AA+	12.500% due 1/1/06	2,218,820
2,000,000	AAA	Clay County, FL School Board COP, Master Lease Program, MBIA-Insured, 5.750% due 7/1/22	2,239,400
		Florida State Board of Education GO, Public Education, Capital Outlay, Series A:
4,010,000	AA+	5.125% due 6/1/21	4,237,167
15,965,000	AA+	5.250% due 6/1/24 ++	16,847,066
5,100,000	AAA	Lakeland, FL Electric & Water Revenue, Series A, MBIA-Insured, 5.000% due 10/1/18	5,400,645
4,095,000	AAA	Lee County, FL Transportation Facilities, Series A, AMBAC-Insured, 5.500% due 10/1/17	4,535,909
		Martin County, FL IDA, IDR (Indiantown Cogeneration Project):
13,500,000	BBB-	Series A, 7.875% due 12/15/25 (b) ++	13,834,800
6,010,000	BBB-	Series B, 8.050% due 12/15/25 (b)	6,178,220
550,000	A2*	Martin County, FL Special Assessment Revenue, Tropical Farms Water, 6.100% due 11/1/15	566,247
		Orange County, FL School Board COP:
25,250,000	Aaa*	AMBAC-Insured, 5.500% due 8/1/25 ++	27,071,030
18,500,000	Aaa*	Series A, MBIA-Insured, 5.250% due 8/1/23 ++	19,757,630
4,500,000	AAA	Orange County, FL Tourist Development Tax Revenue, AMBAC-Insured, 5.125% due 10/1/25	4,699,305
2,740,000	AA	Orlando, FL Utilities Commission, Water & Electric Revenue, 5.000% due 10/1/23	2,851,381
2,070,000	AAA	Palm Beach County, FL Public Improvement Revenue, (Convention Center Project), FGIC-Insured, (Pre-Refunded—Escrowed with state and local government securities to 11/1/11 Call @ 100), 5.125% due 11/1/20	2,303,041
1,500,000	VMIG1*	Sarasota County, FL Public Hospital Board Revenue, Sarasota Memorial Hospital, Series A, 1.740%, due 7/1/37 (d)	1,500,000
2,000,000	AAA	St. Lucie West Services District, FL Special Assessment Revenue, Port St. Lucie, Sr. Lien, Water Management Benefit, Series A, MBIA-Insured, 5.250% due 5/1/25	2,094,840
1,100,000	AAA	Village Center Community Development District, FL Recreational Revenue, Series A, MBIA-Insured, 5.200% due 11/1/25	1,152,228

			121,461,719

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Georgia - 1.0%
		Augusta, GA Water & Sewer Revenue, FSA-Insured:
$2,000,000	AAA	5.250% due 10/1/26	$2,060,420
5,500,000	AAA	5.250% due 10/1/39	5,700,475
3,045,000	A-1+	Burke County, GA Development Authority Pollution Revenue, Oglethorpe Power Corp., Series A, 1.690% due 1/1/20 (d)	3,045,000
		Georgia Private Colleges & Universities Authority Revenue, (Mercer University Project):
9,785,000	Baa1*	5.750% due 10/1/31	10,161,331
2,000,000	Baa1*	Series A, 5.250% due 10/1/20	2,050,560
3,500,000	N/R	Savannah, GA EDA Revenue, (College of Art & Design Inc. Project),(Call 10/1/09 @102), 6.900% due 10/1/29 (c)	4,126,255

			27,144,041

Hawaii - 1.1%
2,500,000	AAA	Hawaii State Airports System Revenue, Series A, FGIC-Insured, 5.750% due 7/1/21	2,768,450
		Hawaii State Department of Budget & Finance, Special Purpose Revenue, Kaiser Permanente, Series A:
15,545,000	AAA	5.100% due 3/1/14 (e) ++	16,804,922
4,000,000	AAA	5.150% due 3/1/15 (e)	4,304,000
3,850,000	AAA	Honolulu, HI City & County GO, Series A, FSA-Insured, (Call 9/1/11 @ 100), 5.250% due 9/1/24 (c)	4,315,272

			28,192,644

Illinois - 3.2%
500,000	AA+	Chicago, IL Metropolitan Water Reclamation District, Greater Chicago, Capital Improvement Bonds GO,(Escrowed to maturity with state and local government securities), 7.000% due 1/1/11	588,050
50,185,000	AAA	Chicago, IL Skyway Toll Bridge Revenue, AMBAC-Insured, 5.500% due 1/1/31 ++	53,196,100
3,585,000	AAA	Chicago, IL Wastewater Transmission Revenue, Second Lien, MBIA-Insured, (Pre-Refunded - Escrowed with state and local government securities to 1/1/10 Call @ 101), 5.750% due 1/1/25	4,082,311
500,000	AAA	Cook County, IL Community College District No. 508 Chicago COP, FGIC-Insured, 8.750% due 1/1/07	563,850
1,300,000	A-1+	Illinois Health Facilities Authority Revenue, (University of Chicago Hospitals Project), Series C, 1.680%, due 8/15/26 (d)	1,300,000
		Illinois State GO, First Series:
4,000,000	AAA	FGIC-Insured, 5.125% due 2/1/22	4,206,360
10,000,000	AAA	MBIA-Insured, (Call 6/1/10 @ 100), 5.625% due 6/1/25 (c)	11,288,200
2,750,000	AAA	Illinois State Partnership COP, Department of Central Management Services, MBIA-Insured, 5.650% due 7/1/17	2,934,250
3,430,000	AAA	University of Illinois Revenue Bonds, Auxiliary Facilities Systems, Series A, MBIA-Insured, (Pre-Refunded—Escrowed with state and local government securities to 4/1/10 Call @ 101), 5.750% due 4/1/19	3,925,841

			82,084,962

Indiana - 2.2%
36,625,000	BBB+	Indiana Development Finance Authority, Variable Rate Environmental Improvement Revenue Bonds, (USX Corp. Project), 5.250% due 12/1/22 ++	40,212,052
2,500,000	BBB-	Petersburg, IN PCR Refunding, (Indianapolis Power & Light Co. Project), 6.625% due 12/1/24	2,565,775

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Indiana - 2.2% (continued)
$15,000,000	AAA	Rockport, IN PCR Refunding, (Indiana Michigan Power Co. Project), Series A, AMBAC-Insured, 6.550% due 6/1/25 ++	$15,615,150

			58,392,977

Kansas - 0.3%
2,725,000	AAA	Johnson County, KS Unified School District No. 231 Refunding & Improvement, Series A, FSA-Insured, 5.000% due 10/1/18	2,857,217
2,575,000	Aaa*	Kansas State Development Finance Authority Revenue, Public Water Supply Revolving Loan, Series 2, AMBAC-Insured, 5.625% due 4/1/23	2,822,689
2,000,000	Aaa*	Wyandotte County, KS School District No. 204 GO, Refunding & Improvement, Bonner Springs, Series A, FSA-Insured, 5.600% due 9/1/20	2,198,160

			7,878,066

Kentucky - 0.2%
		Kentucky Infrastructure Authority, Series A:
1,200,000	A+	5.000% due 6/1/19	1,259,640
1,250,000	A+	5.000% due 6/1/20	1,307,050
1,835,000	AAA	Kentucky State Property & Buildings Commission Revenues, (Project No. 66), Series A, MBIA-Insured, (Pre-Refunded - Escrowed with state and local government securities to 5/1/10 Call @100), 5.70% due 5/1/17	2,069,972

			4,636,662

Louisiana - 0.1%
1,500,000	BBB -	St. Charles Parish, LA PCR Refunding, (Union Carbide Corp. Project), 5.100% due 1/1/12	1,443,885

Maine - 0.1%
3,385,000	AAA	University of Maine System Revenue, Series A, AMBAC-Insured, 5.500% due 3/1/30	3,587,795

Maryland - 1.2%
2,000,000	AAA	Baltimore County, MD Mortgage Revenue Refunding, (Northbrooke Apartments Project), Series A, GNMA-Collateralized, 6.350% due 1/20/21 +	2,043,540
1,375,000	AAA	Charles County, MD County Commissioners Mortgage Revenue Refunding, (Holly Station IV Project), Series A, FHA-Insured, 6.450% due 5/1/26	1,405,896
5,000,000	AA-	Maryland State Health & Higher Educational Facilities Authority Revenue, The Johns Hopkins Hospital Issue, 5.000% due 11/15/24	5,093,800
4,470,000	AAA	Maryland State Transportation Authority, Lease Revenue, (Metrorail Parking Projects), AMBAC-Insured, 5.000% due 7/1/24	4,666,948
2,710,000	AAA	Maryland State Transportation Authority, Parking Revenue, (Baltimore/Washington International Airport Project), Series A, AMBAC-Insured, 5.000% due 3/1/22	2,831,245
		Montgomery County, MD Housing Opportunities Commission Revenue, Series A:
2,725,000	A2*	5.550% due 11/1/22	2,832,120
12,980,000	A2*	5.650% due 11/1/33 ++	13,431,574

			32,305,123

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Massachusetts – 3.7%
$6,000,000	Baa3*	City of Boston, MA Industrial Development Financing Authority, Sr. Revenue Bonds, (Crosstown Center Project), 6.500% due 9/1/35 (b)	$6,003,480
2,200,000	AAA	Holyoke, MA GO Municipal Purpose Loan of 1996 Bonds, Series A, FSA-Insured, (Pre-Refunded - Escrowed with state and local government securities to 6/15/06 Call @ 101), 5.500% due 6/15/16	2,330,130
		Massachusetts Bay Transportation Authority, Sales Tax Revenue, Series A:
765,000	AAA	5.500% due 7/1/30	810,066
3,235,000	AAA	Call 7/1/10 @100, 5.500% due 7/1/30 (c)	3,619,253
2,200,000	A2*	Massachusetts State Development Finance Agency Lease Revenue, (Visual & Performing Arts Project), 6.000% due 8/1/21	2,624,006
1,000,000	Aaa*	Massachusetts State Development Finance Agency Revenue, Merrimack College Issue, MBIA-Insured, 5.000% due 7/1/22	1,043,510
		Massachusetts State GO Consolidated Loan of 2002, Series C:
12,240,000	AA-	Pre-Refunded - Escrowed with FHLMC, FNMA, FHLB and T-Notes to to 11/1/12 Call @ 100, 5.250% due 11/1/30 ++	13,574,772
6,760,000	AA-	Pre-Refunded - Escrowed with federal agency securities to 11/1/12 Call @ 100, 5.250% due 11/1/30	7,497,178
		Massachusetts State Health and Educational Facilities Authority Revenue:
15,000,000	AAA	Harvard University, Series FF, 5.000% due 7/15/22 ++	15,754,650
5,000,000	AAA	New England Medical Center Hospital, Series H, FGIC-Insured, 5.000% due 5/15/22	5,156,650
3,000,000	AA-	Partners Healthcare Systems, Series B, 5.250% due 7/1/13	3,211,590
		University of Massachusetts:
5,030,000	AAA	Lowell Campus, Series B, FGIC-Insured, 5.250% due 10/1/31	5,219,379
9,000,000	AAA	Series C, MBIA-Insured, 5.250% due 10/1/31	9,380,340
		Worcester Campus, Series B, FGIC-Insured:
1,870,000	AAA	5.125% due 10/1/20	1,994,505
1,350,000	AAA	5.125% due 10/1/21	1,431,608
1,565,000	AAA	5.125% due 10/1/22	1,650,073
1,170,000	AAA	5.125% due 10/1/23	1,226,523
5,000,000	AAA	5.250% due 10/1/31	5,188,250
2,000,000	AAA	University of Massachusetts Building Authority, Project Revenue, Sr. Series 041 - AMBAC-Insured, 5.250% due 11/1/26	2,107,340
10,000	AA	Massachusetts State HFA, Housing Revenue, Single Family Housing Revenue, Series 31, 6.450% due 12/1/16	10,165
5,000,000	AAA	Massachusetts State, Special Obligation Revenue, Consolidated Loan, Series A, FGIC-Insured, 5.000% due 6/1/21	5,238,500

			95,071,968

Michigan - 6.9%
4,000,000	AA+	Byron Center, MI Public Schools GO, Q-SBLF-Insured, 5.000% due 5/1/22	4,170,600
2,795,000	AAA	Clarkston, MI Community Schools GO, MBIA/Q-SBLF-Insured, 5.250% due 5/1/23	2,950,989
2,000,000	AAA	Detroit, MI Downtown Development Authority, Tax Increment Revenue, (Development Area No. 1 Project), Series C, (Pre-Refunded-Escrowed with state and local government securities to 7/1/06 Call @ 102), 6.250% due 7/1/25	2,163,540
3,000,000	AAA	Detroit, MI Water Supply System, Series A, FGIC-Insured, (Pre-Refunded- Escrowed with state and local government securities to 1/1/10 Call @ 101), 5.750% due 7/1/26	3,416,160

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Michigan - 6.9% (continued)
$3,825,000	AA+	Dundee, MI Community School District, School Building & Site, Q-SBLF-Insured, 5.500% due 5/1/30	$4,034,916
		East Lansing, MI School District, School Building & Site, Q-SBLF-Insured:
1,000,000	AA+	5.400% due 5/1/18	1,087,750
2,800,000	AA+	5.450% due 5/1/19	3,055,416
1,900,000	AA+	5.500% due 5/1/21	2,054,641
4,000,000	AA+	5.625% due 5/1/30	4,241,400
4,075,000	AAA	Galesburg-Augusta, MI Community Schools GO, FGIC/Q-SBLF-Insured, 5.375% due 5/1/27	4,256,867
		Grand Rapids, MI Water Supply, FGIC-Insured:
1,000,000	AAA	5.250% due 1/1/17	1,076,880
3,500,000	AAA	5.250% due 1/1/18	3,755,325
1,000,000	AAA	Grand Valley, MI State University Revenue, MBIA-Insured, 5.250% due 10/1/17	1,075,930
1,990,000	AA+	Haslett, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22	2,074,874
5,530,000	AAA	Michigan State COP, AMBAC-Insured, 5.500% due 6/1/27	5,879,441
		Michigan State Hospital Finance Authority Revenue:
		OSF Healthcare Systems:
5,355,000	A	6.125% due 11/15/19	5,660,449
2,500,000	A	6.250% due 11/15/24	2,642,650
30,000,000	AA-	Trinity Health Credit Group, Series C, 5.375% due 12/1/30 ++	30,833,400
		Michigan State Strategic Fund, Resource Recovery Limited Obligation Revenue, Central Wayne Energy:
		Series A:
8,000,000	N/R	6.900% due 7/1/19 (b)(g)	400,000
9,000,000	N/R	7.000% due 7/1/27 (b)(g)	450,000
12,000,000	N/R	Series B, 6.800% due 7/1/13 (b)(g)	600,000
55,000,000	BB-	Midland County, MI Economic Development Corp., Sub. Limited Obligation, Series A, 6.875% due 7/23/09 (b)++	57,197,250
		Midland, MI GO, AMBAC-Insured:
1,000,000	AAA	5.150% due 5/1/18	1,046,010
1,030,000	AAA	5.200% due 5/1/19	1,087,000
1,340,000	AAA	5.250% due 5/1/21	1,414,048
1,500,000	AA+	Montague, MI Public School District, Building & Site, Q-SBLF-Insured, 5.000% due 5/1/22	1,563,975
3,555,000	AA+	Newaygo, MI Public Schools GO, Q-SBLF-Insured, 5.625% due 5/1/26	3,810,213
		Saline, MI Area Schools GO, Series A, Q-SBLF-Insured, (Pre-Refunded - Escrowed with state and local government securities to 5/1/10 Call @ 100):
3,145,000	AA+	5.750% due 5/1/18	3,563,851
5,150,000	AA+	5.375% due 5/1/19	5,740,242
4,305,000	AA+	5.375% due 5/1/21	4,798,396
5,150,000	AA+	5.375% due 5/1/22	5,740,241
		Stockbridge, MI Community Schools GO, Q-SBLF-Insured:
800,000	AA+	5.400% due 5/1/16	873,904
825,000	AA+	5.450% due 5/1/17	900,257
600,000	AA+	5.500% due 5/1/21	651,582

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Michigan - 6.9% (continued)
$1,325,000	AA+	5.625% due 5/1/26	$1,423,448
2,250,000	AAA	West Bloomfield, MI School District, School Building & Site, MBIA-Insured, 5.125% due 5/1/21	2,369,700

			178,061,345

Minnesota - 3.3%
2,750,000	A-	City of Minneapolis, MN Health Care System Revenue, Allina Health System, Series A, 6.000% due 11/15/18	3,005,777
2,500,000	AAA	Dakota County, MN Community Development Agency, MFH Revenue, Southfork Apartments, FNMA-Collateralized, 5.625% due 2/1/26	2,581,125
		Eden Prairie, MN MFH Revenue, (Rolling Hills Project), Series A, GNMA - Collateralized:
1,000,000	A1*	6.150% due 8/20/31	1,079,010
1,000,000	A1*	6.200% due 2/20/43	1,077,870
		Elk River, MN GO, Independent School District No. 728, Series A, MBIA-Insured:
9,500,000	Aaa*	5.375% due 2/1/20 ++	10,271,115
4,250,000	Aaa*	5.500% due 2/1/21	4,670,240
		Hennepin County, MN Lease Revenue COP:
2,955,000	AA+	5.000% due 11/15/14	3,150,857
3,105,000	AA+	5.000% due 11/15/15	3,297,758
		Minneapolis & St. Paul, MN Metropolitan Airports Commission, Airport Revenue, FGIC-Insured:
		Series A:
15,720,000	AAA	5.125% due 1/1/25 ++	16,189,085
2,500,000	AAA	5.250% due 1/1/25	2,606,750
		Sub-Series C:
8,000,000	AAA	5.250% due 1/1/26	8,307,040
7,750,000	AAA	5.250% due 1/1/32	8,014,198
		Minnesota State GO:
7,400,000	AAA	5.250% due 8/1/18	7,902,904
6,375,000	AAA	5.250% due 8/1/19	6,811,050
500,000	A3*	Minnesota State, Higher Education Facility Authority Revenue, St. John’s University, Series 4-L, 5.350% due 10/1/17	527,570
		Rochester, MN Electric Utility Revenue:
1,210,000	Aa3*	5.100% due 12/1/17	1,279,660
1,270,000	Aa3*	5.125% due 12/1/18	1,339,939
1,335,000	Aa3*	5.200% due 12/1/19	1,408,719
1,405,000	Aa3*	5.250% due 12/1/20	1,488,569

			85,009,236

Mississippi - 0.4%
10,000,000	AAA	Mississippi Development Bank Special Obligation, Capital Projects & Equipment Program, Series A, AMBAC-Insured, 5.625% due 7/1/31	10,960,000

Missouri - 1.7%
2,700,000	A-1+	Curators University, MO System Facilities Revenue, Series A, 1.670% due 11/1/32 (d)	2,700,000
1,750,000	AAA	Mehlville, MO School District No. R-9 COP, (Missouri Capital Improvement Project), FSA-Insured, 5.000% due 9/1/19	1,853,495

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Missouri - 1.7% (continued)
		Missouri State Health & Development Facilities Authority:
		Health Facilities Revenue:
$345,000	BBB+	Lake of the Ozarks General Hospital, 6.000% due 2/15/06	$355,233
		Lake Regional Health System Project:
1,200,000	BBB+	5.125% due 2/15/18	1,207,344
2,000,000	BBB+	5.600% due 2/15/25	2,031,420
1,000,000	BBB+	5.700% due 2/15/34	1,023,620
1,900,000	A-1+	Missouri State Health & Educational Facilities Authority:
		Education Facilities Revenue, Washington University, Series B, 1.670% due 3/1/40 (d)	1,900,000
		North Kansas City, MO Hospital Revenue, North Kansas City Hospital, Series A, FSA Insured:
1,000,000	AAA	5.000% due 11/15/23	1,034,240
900,000	AAA	5.000% due 11/15/24	928,809
1,000,000	Aaa*	Poplar Bluff, MO Public Building Corp., Leasehold Revenue, MBIA-Insured, 5.250% due 9/1/22	1,081,790
1,615,000	AAA	St. Charles County, MO IDA, Industrial Revenue Refunding, Westchester Village Apartments, Series A, FNMA-Collateralized, 6.050% due 2/1/17	1,668,909
		St. Louis, MO Airport Revenue, Airport Development Program, Series A, MBIA-Insured:
6,420,000	AAA	5.125% due 7/1/22	6,683,092
19,000,000	AAA	5.250% due 7/1/31 ++	19,584,630
1,500,000	Aaa*	Springfield, MO Public Building Corp., Leasehold Revenue, Capital Improvement Program, AMBAC-Insured, 5.000% due 3/1/24	1,560,720

			43,613,302

Montana - 1.0%
33,275,000	N/R	Montana State Board of Investment Resource Recovery Revenue, (Yellowstone Energy L.P. Project), 7.000% due 12/31/19 (b)++	24,914,324

Nevada - 0.1%
2,000,000	AAA	Clark County, NV IDR Refunding, (Nevada Power Co. Project), Series C, AMBAC/TCRS-Insured, 7.200% due 10/1/22	2,007,440

New Hampshire - 0.0%
		New Hampshire Higher Education & Health Facilities Authority Revenue:
370,000	N/R	First Mortgage - Odd Fellows Home, 9.000% due 6/1/14	382,217
115,000	BBB-	New London Hospital Association Project, 7.500% due 6/1/05	117,155

			499,372

New Jersey - 8.9%
870,000	AAA	Essex County, NJ Improvement Authority, Mortgage Revenue Refunding, Hampton Valley Apartments, Series A, MBIA/FHA-Insured, 5.650% due 1/1/15	870,914
2,390,000	AAA	Freehold Township Board of Education, State Aid Withholding, MBIA-Insured, 5.000% due 7/15/22	2,491,264
9,000,000	BBB-	Middlesex County, NJ PCA, PCR Refunding Bonds, Series 2002, (Amerada Hess Corp. Project), 5.750% due 9/15/32	9,351,810
		New Jersey EDA:
880,000	N/R	Economic Development Revenue Refunding, Holt Hauling & Warehousing, Series G, 8.400% due 12/15/15 (g)(h)	497,200
2,000,000	N/R	First Mortgage Revenue, (The Presbyterian Home at Montgomery Project), Series A, 6.375% due 11/1/31	2,044,040
30,450,000	BBB	PCR Refunding, (PSEG Power LLC Project), 5.000% due 3/1/12 ++	31,956,057
8,990,000	A+	School Facilities Construction, Series F, 5.000% due 6/15/28	9,101,926

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
New Jersey - 8.9% (continued)
		Special Facility Revenue, (Continental Airlines Inc. Project):
$3,890,000	CCC+	5.500% due 4/1/28 (b)	$2,272,305
11,030,000	B	7.000% due 11/15/30 (b)	8,836,905
		New Jersey Health Care Facilities Financing Authority Revenue:
2,500,000	BB	Rahway Hospital Obligated Group, 5.000% due 7/1/08 Robert Wood Johnson University Hospital:	2,464,550
2,280,000	A	5.500% due 7/1/14	2,462,400
1,000,000	A	5.600% due 7/1/15	1,080,800
2,045,000	A	5.700% due 7/1/20	2,188,702
1,500,000	BBB+	St. Peter’s University Hospital, Series A, 6.875% due 7/1/30	1,646,055
500,000	AAA	New Jersey State Educational Facilities Authority Revenue, Ramapo College, Series D, AMBAC-Insured, 5.000% due 7/1/25	515,230
		New Jersey State Transportation Trust Fund Authority, Transportation System Revenue, Series B, MBIA-Insured:
18,310,000	AAA	5.000% due 12/15/21 ++	19,024,273
2,000,000	AAA	Call 12/15/11 @ 100, 6.000% due 12/15/19 (c)	2,337,820
2,200,000	A-	South Jersey Port Corp., NJ Revenue, 5.000% due 1/1/23	2,251,282
		Tobacco Settlement Financing Corp., Tobacco Settlement Asset-Backed Bonds:
90,200,000	BBB	5.750% due 6/1/32 ++	85,901,068
49,565,000	BBB	6.125% due 6/1/42 ++	45,481,340

			232,775,941

New Mexico - 0.0%
1,000,000	BBB	Farmington, NM PCR Refunding, Southern California Edison Co., Series A, 7.200% due 4/1/21	1,003,720

New York - 4.7%
		Metropolitan Transportation Authority of New York, Series A, FGIC Insured:
		Dedicated Tax Fund:
5,130,000	AAA	5.250% due 11/15/23	5,435,799
10,465,000	AAA	Pre-Refunded—Escrowed with state and local government securities to 4/1/10 Call @ 100, 5.875% due 4/1/25	11,980,123
7,500,000	AAA	State Service Contract Refunding, 5.000% due 7/1/22	7,821,450
11,750,000	AAA	Nassau County, NY Nassau Healthcare Corp., Health Systems Revenue, FSA-Insured, (Call 8/1/09 @ 102), 5.500% due 8/1/19 (c)	13,366,565
5,000,000	AA	New York City, NY, HDC, MFH Revenue, Series A, 5.100% due 11/1/24	5,112,300
200,000	A-1+	New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series A, FGIC Insured, 1.670% due 6/15/25 (d)	200,000
		New York City, NY Municipal Water Financing Authority, Water & Sewer System Revenue, Series B:
3,000,000	AAA	FSA Insured, 5.000% due 6/15/36	3,014,040
5,000,000	AA+	Pre-Refunded—Escrowed with state and local government securities to 6/15/10 Call @ 101, 6.000% due 6/15/33	5,799,100
3,000,000	AA+	Unrefunded Balance, 6.000% due 6/15/33	3,426,690
6,000,000	AAA	New York City, NY Transit Authority, Metropolitan Transportation Authority, Triborough Bridge and Tunnel Authority COP, AMBAC-Insured, (Call 1/1/10 @ 101), 5.875% due 1/1/30 (c)	6,882,720

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
New York - 4.7% (continued)
		New York State Dormitory Authority:
$2,660,000	AA-	Department of Education, 5.000% due 7/1/24	$2,745,732
7,000,000	AAA	Lease Revenue, Court Facilities, City of New York Issue, AMBAC-Insured, 5.750% due 5/15/30	7,668,780
3,895,000	AAA	Maimonides Medical Center, MBIA-Insured, 5.000% due 8/1/24	4,021,315
10,000,000	AAA	State University Additional Facilities, Series B, FSA-Insured, (Call 5/15/10 @ 101), 5.500% due 5/15/30 (c)	11,327,800
		New York State Thruway Authority, Highway & Bridge Transportation Fund, Series B-1, FGIC-Insured:
2,305,000	AAA	5.400% due 4/1/17	2,488,524
2,000,000	AAA	5.500% due 4/1/18	2,200,180
		Call 4/1/10 @101:
6,595,000	AAA	5.500% due 4/1/19 (c)	7,485,127
5,950,000	AAA	5.600% due 4/1/20 (c)	6,782,226
10,495,000	AA-	The Port Authority of NY & NJ, Consolidated Bonds, One Hundred Thirty-Second Series, 5.000% due 9/1/26	10,820,030
100,000	A-1+	The Port Authority of NY & NJ Special Obligation Revenue, Versatile Structure Obligation, Series 3, 1.670% due 6/1/20 (d)	100,000
1,000,000	AAA	St. Lawrence County, NY IDA, Civic Facilities Revenue, (St. Lawrence University Project), Series A, MBIA-Insured, 5.375% due 7/1/18	1,081,230
3,000,000	AAA	Triborough Bridge & Tunnel Authority of New York, General Purpose Revenue Bonds, Series B, (Call 1/1/22 @ 100), 5.500% due 1/1/30 (c)	3,347,130

			123,106,861

North Carolina - 1.0%
		Charlotte, NC COP, (2003 Governmental Facilities Projects), Series G:
3,500,000	AA+	5.250% due 6/1/23	3,744,790
3,000,000	AA+	5.000% due 6/1/24	3,098,490
1,500,000	AAA	Charlotte, NC Water & Sewer Systems Revenue, (Pre-Refunded—Escrowed with state and local government securities to 6/1/09 Call @ 101), 5.250% due 6/1/24	1,671,465
1,145,000	AAA	Dare County, NC COP, AMBAC-Insured, 5.375% due 6/1/15 Greensboro, NC Combined Enterprise System Revenue, Series A:	1,287,037
515,000	AA+	5.125% due 6/1/20	548,763
250,000	AA+	5.125% due 6/1/21	265,232
14,500,000	AAA	North Carolina State, Public Improvement, Series A, (Call 3/1/11 @ 102) 5.000% due 3/1/18 (c)++	16,212,595

			26,828,372

North Dakota - 0.1%
1,000,000	AAA	Burleigh County, ND Health Care Revenue, Medcenter One Inc., MBIA-Insured, 5.250% due 5/1/13	1,065,390

Ohio - 9.5%
		Akron, Bath and Copley, OH Joint Township Hospital District, Hospital Revenue, (Akron General Medical Center Project), AMBAC-Insured:
12,230,000	AAA	5.375% due 1/1/17	13,061,028
1,500,000	AAA	5.375% due 1/1/22	1,581,735
2,550,000	AAA	Avon Lake, OH City School District, FGIC-Insured, 5.500% due 12/1/26	2,739,389

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Ohio - 9.5% (continued)
$2,840,000	Aaa*	Brecksville-Broadview Heights, OH City School District, FGIC-Insured, 6.500% due 12/1/16	$3,114,316
		Canton, OH City School District GO, Variable Purpose, Series A, MBIA-Insured:
6,000,000	AAA	5.500% due 12/1/20	6,586,020
5,500,000	AAA	5.625% due 12/1/23	6,067,655
		Clermont County, OH Hospital Facilities Revenue, Mercy Health System, Series B, AMBAC-Insured:
3,415,000	AAA	5.625% due 9/1/16	3,716,032
1,000,000	AAA	5.625% due 9/1/21	1,088,090
		Cleveland, OH Waterworks, First Mortgage Series H, MBIA-Insured:
980,000	Aaa*	Pre-Refunded—Escrowed with state and local government securities to 1/1/06 Call @ 102, 5.625% due 1/1/13	1,035,772
985,000	AAA	Pre-Refunded—Escrowed with state and local government securities to 1/1/06 Call @ 102, 5.700% due 1/1/14	1,041,835
20,000	N/R	Unrefunded Balance, 5.625% due 1/1/13	21,083
15,000	AAA	Unrefunded Balance, 5.700% due 1/1/14	15,705
		Cuyahoga County, OH:
500,000	N/R	Health Care Facilities Revenue, Judson Retirement Community, Series A, 7.000% due 11/15/10	528,575
		Hospital Revenue:
		Metrohealth System Project, MBIA-Insured:
1,000,000	AAA	5.625% due 2/15/17	1,076,400
5,935,000	AAA	Series A, 5.250% due 2/15/19	6,173,884
		University Hospitals Health System Inc., AMBAC-Insured:
2,500,000	AAA	5.400% due 1/15/19	2,691,025
9,000,000	AAA	5.500% due 1/15/30	9,471,150
660,000	Aa*	Delaware County, OH Health Care Facilities Revenue, Centrum At Willow Brook, FHA-Insured, 6.550% due 2/1/35	686,440
3,290,000	Aaa*	Erie County, OH Garbage & Refuse Landfill Improvement, FSA-Insured, 5.250% due 12/1/24	3,515,661
1,000,000	AAA	Greater Cincinnati, OH Elderly HDC Mortgage Revenue, Cambridge Apartments, Series A FHA-Insured, 6.600% due 8/1/25	1,019,250
5,400,000	Aaa*	Greene County, OH Sewer System Revenue, Governmental Enterprise, AMBAC-Insured, 5.625% due 12/1/25	5,879,088
2,515,000	AAA	Hamilton County, OH Hospital Facilities Revenue, Cincinnati Childrens Hospital, FGIC-Insured, 5.000% due 5/15/24	2,599,127
		Hamilton County, OH Sales Tax Revenue, Sub-Series B, AMBAC-Insured:
3,135,000	Aaa*	5.250% due 12/1/18	3,395,863
3,610,000	Aaa*	5.250% due 12/1/19	3,906,995
12,650,000	Aaa*	5.250% due 12/1/32	13,177,379
2,000,000	AAA	Lakewood, OH GO, AMBAC-Insured, 5.250% due 12/1/21	2,132,380
1,000,000	AA-	Lorain County, Ohio Hospital Revenue, Catholic Healthcenter, 5.500% due 10/1/17	1,064,620
		Lucas County, OH Hospital Revenue, Promedica Healthcare Obligation Group, AMBAC-Insured:
10,000,000	AAA	5.375% due 11/15/23	10,633,700

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Ohio - 9.5% (continued)
$19,550,000	AAA	5.375% due 11/15/29 ++	$20,107,566
1,000,000	Aaa*	Madison, OH Local School District, Butler County, MBIA-Insured, State Aid Withholding, 5.750% due 12/1/26	1,097,190
		Mason, OH COP, (Municipal Facilities Project), MBIA-Insured:
1,025,000	Aaa*	5.000% due 12/1/17	1,083,158
1,075,000	Aaa*	5.000% due 12/1/18	1,131,975
1,080,000	Aaa*	5.000% due 12/1/19	1,136,570
1,000,000	BBB+	Miami County, OH Hospital Facilities, Upper Valley Medical Center, Series A, 6.000% due 5/15/06	1,035,020
4,325,000	Aaa*	Milford, OH Exempt Village School District, School Improvement, FSA-Insured, 5.125% due 12/1/30	4,428,324
		New Albany, OH Community Authority, Community Facilities Revenue, Series B, AMBAC-Insured:
2,700,000	AAA	5.125% due 10/1/21	2,852,496
5,500,000	AAA	5.200% due 10/1/24	5,786,770
1,630,000	AA	New Lexington, OH City School District, School Improvement, 5.375% due 12/1/21	1,783,742
17,750,000	BB+	Ohio State Air Quality Development Authority, PCR Refunding, (The Cleveland Electric Illuminating Co. Project), Series A, 6.000% due 12/1/13 ++	18,827,780
2,725,000	AAA	Ohio State Building Authority, State Facilities, (Administration Building Fund Projects), Series A, (Pre-Refunded - Escrowed with state and local government securities to 10/1/08 Call @ 101), 5.000% due 10/1/15	2,996,901
13,000,000	AA+	Ohio State Common Schools GO, Series D, 2.450% due 3/15/24, Mandatory Put 9/14/07 @ 100	12,965,030
		Ohio State Higher Educational Facility Commission Revenue:
2,875,000	A2*	John Carroll University Project, 5.850% due 4/1/20	3,171,441
6,000,000	AA	Oberlin College 2003 Project, 5.125% due 10/1/24	6,310,500
		University of Dayton Project, AMBAC-Insured:
3,380,000	AAA	5.500% due 12/1/25	3,653,848
11,710,000	AAA	5.500% due 12/1/30	12,497,966
1,500,000	NR	Ohio State Solid Waste Revenue, Republic Engineered Steels Inc. 9.00%, due 6/1/21(g)(h)(i)	0
2,390,000	AAA	Ohio State Water Development Authority, Fresh Water Improvement, 5.000% due 12/1/25	2,474,032
1,000,000	BBB	Ohio State Water Development Authority, Pollution Control Facilities Revenue, (Ohio Edison Co. Project), 5.950% due 5/15/29	1,002,700
5,000,000	Aaa*	Plain, OH Local School District, FGIC-Insured, 5.000% due 12/1/25	5,131,950
1,305,000	Aaa*	River Valley, OH Local School District, School Facilities Construction & Improvement, FSA-Insured, 5.250% due 11/1/21	1,390,438
7,410,000	A3*	Steubenville, OH Hospital Facilities Revenue, Refunding and Improvement, Trinity Health System Obligated Group, 6.500% due 10/1/30	8,004,134
		University of Cincinnati, OH General Receipts, Series A, FGIC-Insured:
2,000,000	AAA	5.000% due 6/1/20	2,100,640
2,500,000	AAA	5.000% due 6/1/21	2,611,100
6,310,000	AAA	5.250% due 6/1/24	6,665,758
3,250,000	AAA	Warrensville Heights, OH City School District, School Improvement, FGIC-Insured, 5.750% due 12/1/24	3,616,503
		Waterloo, OH Local School District GO, Classroom Facilities Improvement,
		State Aid Withholding, FGIC-Insured:
3,000,000	Aaa*	5.125% due 12/1/21	3,162,960

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Ohio - 9.5% (continued)
$2,000,000	Aaa*	5.125% due 12/1/24	$2,088,940

			247,135,629

Oklahoma - 0.4%
1,500,000	AAA	Pottawatomie County, OK Development Authority Water Revenue, North Dear Creek Reservoir Project, AMBAC-Insured, 5.000% due 7/1/23	1,565,850
		Tulsa, OK GO:
2,100,000	AA	5.000% due 3/1/18	2,187,234
2,100,000	AA	5.000% due 3/1/19	2,180,220
2,000,000	AA	5.000% due 3/1/20	2,069,720
1,975,000	AA	Tulsa, OK Industrial Authority, Hospital Revenue, (St. John’s Medical Center Project), (Call 2/15/06 @ 100), 6.250% due 2/15/17 (c)	2,071,558
1,000,000	A+	Woods County, OK IDA, IDR Refunding, (Cargill Inc. Project), 6.250% due 10/1/14	1,032,930

			11,107,512

Oregon - 1.7%
		Clackamas County, OR Hospital Facilities Authority Revenue Refunding, Legacy Health System:
2,000,000	AA	5.750% due 5/1/15	2,199,740
8,000,000	AA	5.250% due 5/1/21	8,292,560
6,665,000	Aaa*	Clackamas County, OR School District No. 007J Lake Oswego, MBIA-Insured, 5.000% due 6/1/22	6,923,069
2,000,000	AAA	Oregon State Department of Administrative Services, Lottery Revenue, Series A, FSA-Insured, Pre-Refunded - Escrowed with other securities to 4/1/02 Call @ 100, 5.500% due 4/1/18	2,270,300
3,000,000	AA+	Oregon State Department of Transportation, Highway User Tax Revenue, Series A, 5.125% due 11/15/26	3,124,080
		Oregon State GO:
365,000	AA-	Elderly & Disabled Housing Refunding, Series B, 6.375% due 8/1/24	366,409
6,760,000	AA	Veterans’ Welfare, Series 82, 5.375% due 12/1/31	7,111,588
2,885,000	AA	Portland, OR Community College District, Series A, 5.000% due 6/1/18	3,040,126
		Washington County, OR GO:
4,330,000	Aa2*	5.000% due 6/1/21	4,507,617
6,490,000	Aa2*	5.125% due 6/1/23	6,753,299

			44,588,788

Pennsylvania - 2.3%
		Kennett, PA Consolidated School District, State Aid Withholding, Series A, FGIC-Insured:
1,040,000	Aaa*	5.000% due 2/15/18	1,096,462
1,270,000	Aaa*	5.100% due 2/15/19	1,345,971
1,350,000	Aaa*	5.125% due 2/15/20	1,432,836
1,535,000	Aaa*	5.125% due 2/15/21	1,625,273
1,680,000	Aaa*	5.200% due 2/15/23	1,764,168
5,500,000	BBB+	Lebanon County, PA Health Facilities Authority, Hospital Revenue, (Good Samaritan Hospital Project), 5.800% due 11/15/22	5,576,395
1,605,000	AAA	Northampton County, PA General Purpose Authority, County Agreement Revenue, FSA-Insured, 5.000% due 10/1/19	1,697,496
		Pennsylvania Economic Development Financing Authority, Resource Recovery Revenue, (Northampton Generating Project), Sub-Series C:
1,700,000	N/R	6.875% due 1/1/11 (b)	1,711,526

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Pennsylvania - 2.3% (continued)
$12,000,000	N/R	6.950% due 1/1/21 (b)	$12,055,800
1,000,000	A-1+	Pennsylvania State Higher Educational Facilities Revenue, Carnegie Mellon University, Series C, 1.670% due 11/1/29 (d)	1,000,000
500,000	Baa3*	Philadelphia, PA Hospitals & Higher Education Facilities Authority, Hospital Revenue Refunding PA Hospital, 6.250% due 7/1/06 (e)	530,820
200,000	A-1+	Philadelphia, PA Authority IDR, Fox Chase Cancer Center, 1.680% due 7/1/10 (d)	200,000
		Philadelphia, PA School District GO, State Aid Withholding, Series A, FSA-Insured, (Call 2/1/11@ 100):
855,000	AAA	5.750% due 2/1/17(c)	973,948
755,000	AAA	5.750% due 2/1/20 (c)	860,036
565,000	AAA	5.750% due 2/1/21(c)	643,603
11,600,000	AAA	5.750% due 2/1/30 (c)	13,213,792
		State Public School Building Authority, PA School Lease Revenue, (The School District of Philadelphia Project), FSA-Insured,
12,915,000	AAA	5.250% due 6/1/24 ++	13,723,737

			59,451,863

Rhode Island - 0.1%
3,000,000	AAA	Rhode Island State Economic Development Corp., Airport Revenue, Series B, FGIC-Insured, 6.000% due 7/1/28	3,351,540

South Carolina - 7.8%
		Building Equity Sooner For Tomorrow, SC Installment Purchase Revenue, (The School District of Greenville County, SC Project):
9,860,000	AA-	5.875% due 12/1/19	11,063,807
7,195,000	AA-	6.000% 12/1/20	8,144,596
104,825,000	AA-	5.500% due 12/1/28 ++	110,223,487
		Charleston County, SC Capital Improvement GO:
1,520,000	AA+	Pre-Refunded—Escrowed with state and local government securities to 5/1/09 Call @ 101, 5.250% due 5/1/21	1,697,004
350,000	AA+	Unrefunded Balance, 5.250% due 5/1/21	371,479
7,000,000	A	Dorchester County, SC School District No. 2 Installment Purchase Revenue, Growth Remedy Opportunity Tax Hike, 5.250% due 12/1/29	7,065,030
2,470,000	AAA	South Carolina Jobs EDA Revenue, Myrtle Beach Convention, Series B, MBIA-Insured, 5.250% due 4/1/26	2,586,090
		South Carolina Transportation Infrastructure Bank Revenue, Series A, AMBAC-Insured, Pre-Refunded—Escrowed with state and local government securities to 10/1/11 Call @ 100:
27,250,000	Aaa*	5.100% due 10/1/27 ++	30,242,867
27,500,000	Aaa*	5.125% due 10/1/31 ++	30,562,125

			201,956,485

Tennessee - 3.6%
		Blount County, TN Public Building Authority, Local Government Public Improvement:
200,000	VMIG1	1.700% due 6/1/17 (d)	200,000
100,000	VMIG1	1.700% due 6/1/20 (d)	100,000
200,000	VMIG1	1.700% due 6/1/22 (d)	200,000
		Chattanooga, TN Electrical Revenue:
1,600,000	AA	5.200% due 9/1/16	1,714,528
1,600,000	AA	5.250% due 9/1/17	1,716,064

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Tennessee - 3.6% (continued)
$1,600,000	AA	5.250% due 9/1/18	$1,714,352
6,300,000	AA	5.375% due 9/1/25	6,644,295
18,000,000	AAA	Chattanooga, TN IDB, Lease/Rent Revenue, AMBAC-Insured, 5.625% due 10/1/30 ++	19,055,160
1,000,000	AAA	Franklin, TN IDB, MFH Revenue, (Landings Apartment Project) Series A, FSA-Insured, 5.900% due 10/1/16	1,044,110
11,000,000	N/R	Hardeman County, TN Correctional Facilities Corp., Correctional Facilities Revenue, 7.750% due 8/1/17	11,473,990
500,000	A-1+	Knoxville, TN Utilities Board Revenue, Gas Systems, 1.680% due 1/15/05 (d)	500,000
		Memphis-Shelby County, TN Sports Authority Inc. Revenue, (Memphis Arena Project), AMBAC-Insured:
6,915,000	AAA	Series A, 5.125% due 11/1/22	7,322,432
5,665,000	AAA	Series B, 5.125% due 11/1/21	6,022,235
14,000,000	AA	Tennessee Housing Development Agency, Mortgage Finance Program, Series A, 5.200% due 7/1/23 ++	14,604,380
		Tennessee State GO, Series A, (Call 3/1/10 @ 100):
3,810,000	AA	5.250% due 3/1/17 (c)	4,228,833
4,000,000	AA	5.250% due 3/1/18 (c)	4,439,720
7,300,000	AA-	Tennessee State School Board Authority, Higher Education Facilities, Second Program, Series A, 5.625% due 5/1/30	7,794,940
		Williamson County, TN GO:
1,500,000	Aa1*	5.000% due 3/1/18	1,582,920
1,895,000	Aa1*	Rural Schools, 5.000% due 3/1/18	1,999,756

			92,357,715

Texas - 3.0%
1,000,000	AAA	Brazos County, TX Health Facilities Development Corp., Franciscan Services Corp., Series A, MBIA-Insured, 5.375% due 1/1/17	1,071,170
2,600,000	BBB-	Brownsville, TX Naval District, (Union Carbide Corp. Project), 5.100% due 1/1/12	2,502,734
5,520,000	AAA	Burleson, TX ISD, Unrefunded Balance, PSFG, 6.750% due 8/1/24	5,899,169
		Dallas-Fort Worth, TX International Airport Facilities Improvement Corp. Revenue, American Airlines Inc.:
6,470,000	CCC	6.375% due 5/1/35 (b)	4,019,229
17,000,000	CCC	Series B, 6.050% due 5/1/29 Mandatory Put 11/1/05 @ 100 (b)++	16,670,710
2,280,000	Baa2*	El Paso County, TX Housing Finance Corp., MFH Revenue, Las Lomas Apartments Series A, 6.375% due 12/1/29	2,228,495
1,200,000	BBB-	Gulf Coast Waste Disposal Authority, TX PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12	1,155,108
		Harris County, TX Health Facilities Development Corp.:
		Hospital Revenue:
2,000,000	AAA	School Health Care System, Series B, 5.750% due 7/1/27 (e)	2,283,640
2,410,000	AA	Texas Children’s Hospital Project, Series A, 5.375% due 10/1/16	2,525,222
6,600,000	A-1+	Methodist Hospital, 1.680% due 12/1/32 (d)	6,600,000
9,000,000	A-1+	Special Facilities Revenue, (Texas Medical Center Project), Series B 1.680% due 5/15/29 (d)	9,000,000
1,045,000	AAA	Houston, TX Community College System Revenue, Student Fee, MBIA-Insured, (Call 4/15/07 @ 100), 5.650% due 4/15/15 (c)	1,126,405

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Texas - 3.0% (continued)
		Lubbock, TX Health Facilities Development Corp. Revenue, St. Joseph Health Systems:
$2,500,000	AA-	5.250% due 7/1/13	$2,667,075
3,635,000	AA-	5.250% due 7/1/14	3,871,602
1,000,000	AAA	Midland County, TX Hospital District Revenue, AMBAC-Insured, 5.375% due 6/1/16	1,061,870
9,000,000	AAA	North Central, TX Health Facility Development Corp. Revenue, (Zale Lipshy University Project), FSA-Insured, 5.450% due 4/1/15	9,623,880
205,000	N/R	Rusk County, TX Health Facilities Corp., Hospital Revenue, (Henderson Memorial Hospital Project), 7.750% due 4/1/13	205,791
250,000	Caa3*	Tarrant County, TX Health Facilities Development Corp., Fort Worth Osteopathic Hospital, Inc., Hospital Revenue Refunding and Improvement, Unrefunded Balance, 7.000% due 5/15/28	39,995
		Texas General Services Commission Partnership Interests COP, (Office Building & Land Acquisition Project):
130,000	A-	7.000% due 8/1/14	134,790
330,000	A-	7.000% due 8/1/24	342,438
		Tyler, TX Health Facilities Development Corp., (East Texas Medical Center Project):
1,350,000	AAA	Series A, MBIA-Insured, 5.500% due 11/1/17	1,441,867
1,000,000	AAA	Series B, FSA-Insured, 5.500% due 11/1/17	1,068,050
3,000,000	AAA	Series C, FSA-Insured, 5.500% due 11/1/17	3,204,150

			78,743,390

Vermont - 0.2%
		Vermont Educational and Health Buildings Financing Agency Revenue, (Norwich University Project):
1,250,000	Baa1*	5.300% due 9/1/23	1,285,112
2,650,000	Baa1*	5.500% due 9/1/28	2,699,475
1,750,000	Baa1*	5.500% due 9/1/33	1,769,197

			5,753,784

Virginia - 2.9%
		Arlington County, VA IDA, MFH Mortgage Revenue:
		Sr. Lien, Arlington Housing Corp., (Call 7/1/05 @ 102):
705,000	N/R	6.300% due 7/1/16 (c)	736,380
750,000	N/R	6.350% due 7/1/20 (c)	783,600
1,000,000	N/R	6.375% due 7/1/25 (c)	1,044,940
1,000,000	A	Woodbury Park Apartments, Series A, 5.350% due 7/1/18	1,010,270
		County of Chesterfield, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02:
12,500,000	BBB+	5.500% due 10/1/09	13,182,750
4,000,000	BBB+	Series B, 5.875% due 6/1/17	4,402,000
200,000	AAA	Fairfax County, VA Redevelopment & Housing Authority, MFH Revenue Refunding, Paul Spring Retirement Center, Series A, FHA-Insured, 5.900% due 6/15/17	210,218
1,000,000	AAA	Fairfax County, VA Water Authority & Water Revenue, 5.000% due 4/1/27	1,030,760

See Notes to Schedule of Investments

Smith Barney Managed Municipals Fund Inc.

Schedule of Investments (unaudited) (continued)	November 30, 2004

FACE AMOUNT	RATING (a)	SECURITY	VALUE
Virginia - 2.9% (continued)
$1,425,000	AAA	Harrisonburg, VA Redevelopment & Housing Authority, MFH Revenue Refunding, (Battery Heights Associates), Series A, GNMA-Collateralized/FHA-Insured, 6.100% due 4/20/16	$1,482,484
15,000,000	BBB+	Louisa, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02, 5.250% due 12/1/08 ++	15,824,850
2,160,000	AA+	Norfolk, VA Redevelopment & Housing Authority, Educational Facilities Revenue, Tidewater Community College Campus, (Call 11/1/05 @ 102), 5.875% due 11/1/15 (c)	2,277,569
500,000	AAA	Prince William County, VA IDA, Potomac Place Revenue Refunding, Series A, GNMA-Collateralized, 6.250% due 12/20/27	531,840
9,895,000	AAA	Virginia State Housing Development Authority, Commonwealth Mortgage Revenue, Series J, Sub-Series J-1, MBIA-Insured, 5.200, due 7/1/19	10,226,186
21,500,000	BBB+	York County, VA IDA, PCR, (Virginia Electric and Power Co. Project), Remarketed 11/8/02, 5.500% due 7/1/09 ++	22,674,330

			75,418,177

Washington - 0.0%
250,000	AAA	Washington State Public Power Supply System, (Nuclear Project No. 1), Series B, FGIC/TCRS-Insured, 7.125% due 7/1/16	317,815

West Virginia - 0.4%
4,190,000	BBB-	Kanawha County, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12	4,033,252
7,540,000	BBB-	South Charleston, WV PCR, (Union Carbide Corp. Project), 5.100% due 1/1/12	7,257,929

			11,291,181

Wisconsin - 0.1%
1,325,000	Aaa*	Winneconne, WI Community School District GO, FGIC-Insured, (Pre-Refunded—Escrowed with state and local government securities to 4/1/06 Call @ 100), 6.750% due 4/1/16	1,405,215
		Wisconsin State Health & Educational Facilities Authority Revenue:
1,000,000	A	Kenosha Hospital & Medical Center Project, 5.700% due 5/15/20	1,023,429
1,000,000	AAA	Medical College of Wisconsin Inc. Project, MBIA-Insured, 5.400% due 12/1/16	1,067,390

			3,496,034

		TOTAL INVESTMENTS - 98.2% (COST - $2,442,753,042**)	2,556,044,369
		Other Assets in Excess of Liabilities - 1.8%	47,535,154

		TOTAL NET ASSETS - 100.0%	$2,603,579,523

(a)	All ratings are by Standard & Poor’s Ratings Service except for those identified by an asterisk (*), which are rated by Moody’s Investors Service.
(b)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax.
(c)	Pre-Refunded bonds escrowed with U.S. government securities which are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(d)	Variable rate obligation payable at par on demand at any time on no more than seven days notice.
(e)	Bonds are escrowed to maturity with U.S. government securities and are considered by the manager to be triple-A rated even if the issuer has not applied for new ratings.
(f)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.
(g)	Security is currently in default.
(h)	This security has been deemed illiquid.
(i)	Security is fair valued in good faith by or under the direction of the Board of Directors.
+	All or a portion of this security is held as collateral for open futures contracts.
++	All or a portion of this security has been segregated for open futures contracts.
**	Aggregate cost for Federal income tax purposes is substantially the same.

See pages 22 through 24 for definitions of ratings and abbreviations.

See Notes to Schedule of Investments

Summary of Investments by Industry (unaudited)***	November 30, 2004

Education	18.7%
Transportation	16.2
General Obligation	13.7
Hospital	10.2
Tobacco	7.2
Utilities	5.4
Cogeneration Facilities	4.5
Pollution Control Revenue	4.1
Water and Sewer	3.9
Other	16.1

100.0%

***	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2004 and are subject to change.

See Notes to Schedule of Investments

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”) — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (-) sign to show relative standings within the major rating categories.

AAA — Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.

AA — Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differs from the highest rated issue only in a small degree.

A — Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB — Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

BB, B, CCC, CC and C — Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

Moody’s Investors Service (“Moody’s”) — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa — Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

Bond Ratings (unaudited) (continued)

A — Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa — Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba — Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B — Bonds that are rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa — Bonds rated “Caa” are of poor standing. These issues may be in default, or present elements of danger may exist with respect to principal or interest.

NR — Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Abbreviations* (unaudited)

ABAG — Association of Bay Area Governments

ACA – American Capital Assurance

AIG — American International Guaranty

AMBAC — Ambac Assurance Corporation

BAN — Bond Anticipation Notes

BIG — Bond Investors Guaranty

CBI — Certificate of Bond Insurance

CGIC — Capital Guaranty Insurance Company

CHFCLI — California Health Facility Construction Loan Insurance

CONNIE LEE — College Construction Loan Insurance Association

COP — Certificate of Participation

EDA — Economic Development Authority

EDR — Economic Development Revenue

ETM — Escrowed To Maturity

FGIC — Financial Guaranty Insurance Company

Abbreviations* (unaudited) (continued)

FHA — Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FLAIRS — Floating Adjustable Interest Rate Securities

FNMA — Federal National Mortgage Association

FRTC — Floating Rate Trust Certificates

FSA — Financing Security Assurance

GIC — Guaranteed Investment Contract

GNMA — Government National Mortgage Association

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA — Industrial Development Authority

IDB — Industrial Development Board

IDR — Industrial Development Revenue

INFLOS — Inverse Floaters

ISD — Independent School District

LOC — Letter of Credit

MBIA — Municipal Bond Investors Assurance Corporation

MFH — Multi-Family Housing

MVRICS — Municipal Variable Rate Inverse Coupon Security

PCR — Pollution Control Revenue

PSF — Permanent School Fund

RAN — Revenue Anticipation Notes

RIBS — Residual Interest Bonds

RITES — Residual Interest Tax-Exempt Securities

TAN — Tax Anticipation Notes

TECP — Tax-Exempt Commercial Paper

TICS — Tender Inverse Certificates

TOB — Tender Option Bonds

TRAN — Tax and Revenue Anticipation Notes

SYCC — Structured Yield Curve Certificate

VA — Veterans Administration

VRDD — Variable Rate Daily Demand

VRWE — Variable Rate Wednesday Demand

XLCA — XL Capital Assurance Inc.

*	Abbreviations may or may not appear in the Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

The Smith Barney Managed Municipals Fund Inc. (“Fund”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles.

(a) Investment Valuation. Securities are valued at the mean between the quoted bid and asked prices provided by an independent pricing service that are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various relationships between securities. When market quotations or official closing prices are not readily available, or are determined not to reflect fair value, the Fund may value these investments at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates value.

(b) Futures Contracts. The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. Upon entering into a futures contract, the Fund is required to deposit cash or securities as initial margin. Additional securities are also segregated up to the current market value of the futures contracts. Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying financial instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contracts. The Fund enters into such contracts typically to hedge a portion of the portfolio. The risks associated with of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. In addition, investing in futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments required for a futures transaction.

(c) Investment Transactions and Investment Income. Security transactions are accounted for on trade date.

2. Investments

At November 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$160,845,279
Gross unrealized depreciation	(47,553,952)

Net unrealized appreciation	$113,291,327

At November 30, 2004 the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Loss
Contracts to Sell:
U.S. Treasury Bonds	8,610	12/04	$951,021,660	$956,517,188	$(5,495,528)

Total			$951,021,660	$956,517,188	$(5,498,528)

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

1. Smith Barney Managed Municipals Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date January 31, 2005

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date January 31, 2005